Leases - Schedule of Weighted-Average Remaining Lease Terms and Discount Rates (Details)	Dec. 31, 2023	Dec. 31, 2022
Weighted-average remaining lease term (Years)
Operating leases		10 years
Finance leases		13 years 7 months 6 days
Weighted-average discount rate
Operating leases		6.90%
Finance leases		6.39%